Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of financial debt instruments - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	$ 5,880,733	$ 5,801,379	$ 7,162,542
Total Subtotal Other Chilean debt financial securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	9,898	11,774
Total subtotal Foreign financial debt securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	1,796,422	1,549,249
Chilean Central Bank financial instruments [Member] | Chilean Central Bank and Government Securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	3,331,264	3,258,417
Chilean Treasury bonds and notes [Member] | Debt instruments at fair value through other comprehensive income [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	742,717	981,939
Chilean Central Bank and Government Securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	432
Total Subtotal Chilean central bank and government securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	4,074,413	4,240,356
Repurchase Agreements [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	207,280	86,554
Repurchase Agreements [Member] | Total subtotal Foreign financial debt securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	127,752
Chilean Bank debt financial instruments [Member] | Other Chilean debt financial securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	9,891	11,774
Other Chilean financial instruments [Member] | Other Chilean debt financial securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	7
Securities Sold Under Repurchase Agreements [Member] | Other Chilean debt financial securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	91	80
Foreign Central Banks financial instruments [Member] | Foreign financial debt securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	1,668,670	1,438,155
Other foreign debt financial instruments [Member] | Foreign financial debt securities [Member]
Chilean Central Bank and Government securities
Financial Assets at fair value through other comprehensive income	$ 127,752	$ 111,094